UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/13 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (40.0%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$25,000	$20,250

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			4,460,000	3,898,040

Belgium (Government of) sr. unsec. unsub. bonds 4 1/4s, 2022			4,210,000	6,688,177

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019			100,000	121,500

Canada (Government of) bonds 5s, 2037		CAD	200,000	287,064

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			$250,000	274,098

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	20,600,000	374,599

France (Government of) unsec. bonds 3 1/4s, 2021		EUR	5,340,000	7,946,865

Germany (Federal Republic of) unsec. bonds 1 3/4s, 2022		EUR	27,100,000	37,283,957

Germany (Federal Republic of) unsec. bonds 1 1/2s, 2022			$3,000,000	4,027,781

Germany (Federal Republic of) unsec. bonds 1/2s, 2017			4,100,000	5,519,330

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			210,000	244,724

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042(STP)(Greece)			45,000	25,127

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041(STP)(Greece)			45,000	25,097

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040(STP)(Greece)			75,000	41,941

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039(STP)(Greece)			135,000	75,044

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038(STP)(Greece)			445,000	248,969

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037(STP)(Greece)			135,000	75,620

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036(STP)(Greece)			235,000	132,483

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035(STP)(Greece)			45,000	25,567

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034(STP)(Greece)			195,000	110,674

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033(STP)(Greece)			45,000	25,683

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032(STP)(Greece)			45,000	25,998

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031(STP)(Greece)			45,000	26,209

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030(STP)(Greece)			635,000	378,292

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029(STP)(Greece)			45,000	27,472

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028(STP)(Greece)			45,000	28,265

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027(STP)(Greece)			45,000	29,020

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026(STP)(Greece)			155,000	103,291

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025(STP)(Greece)			865,000	591,865

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024(STP)(Greece)			95,000	67,081

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023(STP)(Greece)			385,000	285,376

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			280,000	316,400

Ireland (Republic of) unsec. bonds 5 1/2s, 2017		EUR	921,000	1,380,840

Ireland (Republic of) unsec. bonds 5s, 2020			$700,000	1,005,930

Italy (Republic of) unsec. bonds 6 1/2s, 2027		EUR	1,690,000	2,731,522

Italy (Republic of) unsec. bonds 5 1/2s, 2022			$1,890,000	2,835,853

Italy (Republic of) unsec. bonds 4s, 2017		EUR	2,240,000	3,184,636

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021			$1,377,000,000	15,532,717

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036		JPY	106,000,000	1,293,873

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$250,000	272,318

Netherlands (Government of) 144A bonds 3 1/4s, 2021			3,690,000	5,615,077

Ontario (Province of) bonds 4s, 2021 (Canada)		CAD	1,690,000	1,855,425

Ontario (Province of) debs. 5s, 2014 (Canada)		CAD	1,100,000	1,148,085

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017			$271,000	357,959

Russia (Federation of) 144A sr. notes 5 5/8s, 2042			600,000	705,540

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017			200,000	212,266

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024			1,600,000	1,724,000

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017		EUR	4,331,000	6,324,624

Spain (Kingdom of) sr. unsec. bonds 4s, 2015			$2,100,000	2,933,901

Spain (Kingdom of) unsec. bonds 5 1/2s, 2021		EUR	1,530,000	2,176,571

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022		SEK	1,500,000	266,154

Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014		SEK	3,585,000	605,359

Switzerland (Government of) bonds 2s, 2021		CHF	600,000	734,953

Ukraine (Government of) 144A notes 9 1/4s, 2017			$375,000	406,929

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			700,000	704,830

United Kingdom Treasury bonds 8s, 2021		GBP	830,000	1,954,601

United Kingdom Treasury bonds 4 1/2s, 2034		GBP	1,310,000	2,531,276

United Kingdom Treasury bonds 4s, 2022		GBP	2,740,000	5,084,138

United Kingdom Treasury bonds 3 3/4s, 2019		GBP	630,000	1,144,241

United Kingdom Treasury unsec. bonds 3 3/4s, 2020		GBP	6,025,000	10,967,498

Total foreign government and agency bonds and notes (cost $139,199,563)				$145,042,975

MORTGAGE-BACKED SECURITIES (25.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (6.0%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.777s, 2032			$95,653	$155,698
IFB Ser. 3408, Class EK, 24.965s, 2037			$40,081	62,542
IFB Ser. 3072, Class SM, 23.042s, 2035			113,510	176,761
IFB Ser. 3072, Class SB, 22.896s, 2035			101,928	158,078
IFB Ser. 3249, Class PS, 21.596s, 2036			86,542	128,928
IFB Ser. 3065, Class DC, 19.243s, 2035			103,174	158,401
IFB Ser. 2990, Class LB, 16.42s, 2034			102,606	141,508
IFB Ser. 3951, Class CS, IO, 6.544s, 2026			13,090,989	1,975,954
IFB Ser. 4098, Class MS, IO, 6.494s, 2041			3,631,283	788,315
IFB Ser. 3856, Class PS, IO, 6.394s, 2040			4,727,360	662,610
IFB Ser. 3780, Class PS, IO, 6.244s, 2035(F)			8,075,018	634,952
IFB Ser. 3934, Class SA, IO, 6.194s, 2041			1,050,264	189,520
IFB Ser. 4112, Class SC, IO, 5.944s, 2042			5,885,738	971,139
IFB Ser. 4105, Class LS, IO, 5.944s, 2041			1,422,094	272,587
IFB Ser. 3751, Class SB, IO, 5.834s, 2039			9,856,695	1,379,564
Ser. 3632, Class CI, IO, 5s, 2038			126,103	7,261
Ser. 3626, Class DI, IO, 5s, 2037			69,002	2,299
IFB Ser. 3852, Class SG, 4.824s, 2041			965,641	982,404
Ser. 3747, Class HI, IO, 4 1/2s, 2037			320,151	26,756
Ser. 3707, Class PI, IO, 4 1/2s, 2025			978,521	76,471
Ser. 3300, PO, zero %, 2037			17,210	16,059
FRB Ser. 3326, Class WF, zero %, 2035			10,504	10,084

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.82s, 2036			85,691	142,124
IFB Ser. 07-53, Class SP, 23.453s, 2037			99,605	158,001
IFB Ser. 05-75, Class GS, 19.639s, 2035			103,389	149,397
IFB Ser. 12-96, Class PS, IO, 6.496s, 2041			3,196,190	579,725
IFB Ser. 12-66, Class HS, IO, 6.496s, 2041			2,585,132	532,796
IFB Ser. 12-4, Class SN, IO, 6.396s, 2040(F)			3,557,058	561,695
IFB Ser. 12-3, Class CS, IO, 6.346s, 2040			3,238,201	577,112
IFB Ser. 11-87, Class HS, IO, 6.296s, 2041			1,549,027	260,407
IFB Ser. 11-67, Class BS, IO, 6.296s, 2041			1,122,998	195,469
IFB Ser. 12-30, Class HS, IO, 6.246s, 2042			8,282,930	1,522,237
IFB Ser. 10-46, Class SB, IO, 6.246s, 2040			1,601,833	232,602
IFB Ser. 404, Class S13, IO, 6.196s, 2040			2,952,682	438,368
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042			5,707,185	910,524
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041			1,723,694	328,967
IFB Ser. 12-4, Class SY, IO, 5.746s, 2042(F)			2,982,108	468,524
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,653,091	169,558
Ser. 12-118, Class IO, IO, 4s, 2042			2,617,115	418,948
Ser. 409, Class C16, IO, 4s, 2040			1,773,940	206,162
Ser. 03-W10, Class 1, IO, 1.347s, 2043			776,610	32,430
Ser. 07-64, Class LO, PO, zero %, 2037			29,850	27,386

Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, 6.244s, 2040			4,791,305	856,733
IFB Ser. 10-26, Class QS, IO, 6.045s, 2040			5,293,137	989,164
IFB Ser. 10-120, Class SB, IO, 5.995s, 2035			190,878	17,049
IFB Ser. 10-20, Class SC, IO, 5.945s, 2040			934,966	165,676
IFB Ser. 10-14, Class SH, IO, 5.794s, 2040			3,169,079	495,232
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			104,366	15,958
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			8,397,476	1,423,838
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			2,737,769	277,199
Ser. 11-116, Class BI, IO, 4s, 2026			3,719,096	412,597

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.046s, 2045			1,601,158	304,220

				21,847,989
Commercial mortgage-backed securities (11.7%)

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049			138,761	142,327
Ser. 06-5, Class A2, 5.317s, 2047			1,232,002	1,231,841

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class J, 4.9s, 2036(F)			1,216,000	1,209,919
Ser. 04-4, Class XC, IO, 0.866s, 2042			1,338,651	12,038
Ser. 07-5, Class XW, IO, 0.38s, 2051			7,649,318	90,843
Ser. 06-5, Class XC, IO, 0.273s, 2047			2,009,593	32,961

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, 2.93s, 2023		CAD	3,712,027	11,165
Ser. 07-CD1A, IO, 2.14s, 2021		CAD	5,374,682	102,385
FRB Ser. 06-CD1A, Class A1, 1.51s, 2023		CAD	49,654	49,783

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 04-PWR3, Class D, 4.889s, 2041(F)			$461,000	473,260

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.454s, 2039(F)			571,000	525,372
Ser. 06-PW14, Class X1, IO, 0.212s, 2038			5,885,362	105,937

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO, 1.47s, 2044(F)			6,638,419	390,405

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.878s, 2045(F)			1,220,000	1,216,921
Ser. 06-C5, Class XC, IO, 0.133s, 2049			30,475,420	422,694

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.145s, 2049			6,443,118	48,323
Ser. 07-CD5, Class XS, IO, 0.036s, 2044			4,605,651	18,128

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class AM, 5.347s, 2046			403,000	446,242
Ser. 06-C8, Class A2B, 5.248s, 2046			95,200	95,716
FRB Ser. 05-LP5, Class D, 5.098s, 2043			650,000	666,429

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049(F)			961,000	1,006,043

Commercial Mortgage Trust 144A FRB Ser. 07-C9, Class AJFL, 0.9s, 2049(F)			1,028,000	842,938

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (Ireland)		GBP	28,738	40,566
FRB Ser. 05-CT1A, Class D, 1.578s, 2014 (Ireland)		GBP	102,358	136,366

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.761s, 2039			$374,029	378,761

Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.161s, 2039			9,153,642	117,716
Ser. 07-C2, Class AX, IO, 0.097s, 2049			9,030,945	33,866

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			219,807	237,941
FRB Ser. 03-CK2, Class G, 5.744s, 2036			463,255	462,451
Ser. 02-CP5, Class M, 5 1/4s, 2035			77,424	3,871
Ser. 03-C3, Class AX, IO, 1.657s, 2038			1,764,706	985

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.445s, 2044			377,000	394,103

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C1, Class H, 5.89s, 2038(F)			670,000	676,163
Ser. 07-C1, Class XC, IO, 0.113s, 2049			33,823,821	247,184

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			569,000	594,070

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042(F)			697,000	708,516

Greenwich Capital Commercial Funding Corp. 144A FRB Ser. 03-C2, Class G, 5.567s, 2036			1,638,000	1,660,786

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			89,339	92,466

GS Mortgage Securities Corp. II 144A Ser. 98-C1, Class F, 6s, 2030			35,415	35,415

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051(F)			1,799,000	1,817,567
FRB Ser. 07-LD12, Class A3, 5.93s, 2051			1,213,048	1,284,712
FRB Ser. 04-CB9, Class B, 5.662s, 2041(F)			394,000	404,442
Ser. 06-CB16, Class AJ, 5.623s, 2045			458,000	435,100
Ser. 07-LDPX, Class A3S, 5.317s, 2049			580,000	592,989
Ser. 06-LDP9, Class A2S, 5.298s, 2047			787,974	794,601
Ser. 04-C3, Class B, 4.961s, 2042			453,000	459,569
Ser. 06-LDP8, Class X, IO, 0.538s, 2045			2,394,813	37,587
Ser. 06-CB17, Class X, IO, 0.501s, 2043			22,918,413	377,650
Ser. 07-LDPX, Class X, IO, 0.306s, 2049			21,460,018	207,111

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 03-CB6, Class F, 5.499s, 2037			2,090,000	2,177,076
FRB Ser. 11-C5, Class D, 5.314s, 2046(F)			756,000	775,039
FRB Ser. 12-CBX, Class E, 5.189s, 2045			379,000	384,799
FRB Ser. 12-C8, Class D, 4.67s, 2045			824,000	830,572
FRB Ser. 12-LC9, Class E, 4.429s, 2047			422,000	397,807
Ser. 07-CB20, Class X1, IO, 0.15s, 2051			7,799,739	74,581

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	130,460

LB-UBS Commercial Mortgage Trust

FRB Ser. 08-C1, Class AM, 6.158s, 2041(F)			438,000	501,015
FRB Ser. 06-C6, Class AJ, 5.452s, 2039			748,000	804,217
Ser. 06-C7, Class A2, 5.3s, 2038			568,616	568,616
Ser. 04-C6, Class E, 5.177s, 2036(F)			431,000	438,113
Ser. 04-C8, Class D, 4.946s, 2039(F)			468,000	477,600
Ser. 05-C1, Class D, 4.856s, 2040(F)			518,000	528,215
Ser. 05-C3, Class AJ, 4.843s, 2040			355,000	376,052
Ser. 07-C2, Class XW, IO, 0.499s, 2040			1,141,871	20,187

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.655s, 2038			1,488,871	32,557
Ser. 05-C2, Class XCL, IO, 0.369s, 2040			3,532,199	22,179
Ser. 06-C7, Class XCL, IO, 0.297s, 2038			2,729,455	47,733
Ser. 06-C6, Class XCL, IO, 0.238s, 2039			13,344,239	232,443
Ser. 07-C2, Class XCL, IO, 0.139s, 2040			7,318,467	101,778

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.85s, 2050			539,000	570,200
FRB Ser. 07-C1, Class A2, 5.746s, 2050			177,672	180,860
Ser. 03-KEY1, Class C, 5.373s, 2035			386,000	391,443

Ser. 05-CKI1, Class AJ, 5.273s, 2037(F)			123,000	126,761

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.326s, 2049			90,474	89,965

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 5.74s, 2049			158,074	11,302

Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.342s, 2032			59,166	59,143
Ser. 05-HQ5, Class X2, IO, 0.219s, 2042			71,377,319	12,848

Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			314,979	301,199
Ser. 05-HQ5, Class X1, IO, 0.075s, 2042			72,020,563	352,901

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			177,564	182,806
FRB Ser. 07-HQ12, Class A2FX, 5.592s, 2049(F)			1,802,246	1,863,747
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			390,371	405,010

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.843s, 2043			656,143	681,405

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.771s, 2046			4,444,000	509,682

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.901s, 2045			3,259,227	412,488

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.999s, 2045(F)			1,080,000	1,001,838
FRB Ser. 07-C34, Class AJ, 5.971s, 2046			751,000	751,000
Ser. 04-C14, Class D, 5.269s, 2041			1,796,000	1,830,692
Ser. 07-C34, IO, 0.342s, 2046			2,044,326	24,736

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C16, Class G, 5.468s, 2041			770,000	734,857
FRB Ser. 03-C8, Class F, 5.439s, 2035(F)			556,000	583,630

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036			87,000	76,234

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C4, Class E, 5.249s, 2044			989,000	1,032,766

				42,482,776
Residential mortgage-backed securities (non-agency) (7.7%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.298s, 2036			4,282,878	3,458,424

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, 2.614%, 2047			11,130,128	1,405,179

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 10A2, 16.639s, 2036			680,000	632,400
Ser. 13-RR1, Class 9A4, 10.65s, 2036			550,000	574,052
Ser. 13-RR1, Class 1A2, 2.878s, 2036			1,360,000	911,812
FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			280,000	213,500
Ser. 12-RR10, Class 4A2, 2 5/8s, 2036			160,000	131,600

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			124,192	117,051
FRB Ser. 12-RR12, Class 1A3, 13.505s, 2037			857,797	484,655
FRB Ser. 12-RR11, Class 5A3, 13.456s, 2037			309,681	200,519
Ser. 12-RR11, Class 9A2, 4s, 2037			235,508	235,508
Ser. 12-RR12, Class 1A2, 4s, 2037			643,694	648,522
Ser. 12-RR11, Class 3A2, 4s, 2036			1,543,838	1,539,978
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			304,716	310,430
Ser. 12-RR11, Class 11A2, 2.6s, 2036			1,907,771	1,178,048
Ser. 09-RR7, Class 1A7, IO, 1.755s, 2046			8,459,138	380,661
Ser. 09-RR7, Class 2A7, IO, 1.567s, 2047			19,593,457	809,210

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.079s, 2034			12,634	1,122

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			3,352,945	107,965
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			2,454,769	45,168

Chase Mortgage Finance Corp. FRB Ser. 05-A2, Class 1A5, 2.839s, 2036			1,199,166	1,043,275

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.567s, 2036			740,444	684,911

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.061s, 2043 (United Kingdom)		GBP	121,603	165,090
FRB Ser. 03-2, Class 2C1, 2.754s, 2043 (United Kingdom)		EUR	327,000	380,065

JPMorgan Mortgage Trust FRB Ser. 07-A4, Class 2A3, 5.512s, 2037			$1,135,197	1,007,488

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			1,863,526	59,633

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 5.004s, 2034			10,355	4,395

Nomura Resecuritization Trust FRB Ser. 11-4RA, Class 1A10, 2.638s, 2036			942,029	546,377

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY2, Class 1A1, 2.638s, 2036			1,313,435	1,080,300
FRB Ser. 06-AR1, Class 2A1B, 1.241s, 2046			749,989	652,490
FRB Ser. 06-AR4, Class 1A1B, 1.111s, 2046			1,608,822	1,206,617
FRB Ser. 05-AR8, Class B1, 0.874s, 2045(F)			2,668,276	1,283,969
FRB Ser. 05-AR13, Class A1C3, 0.694s, 2045			4,128,813	3,230,796
FRB Ser. 05-AR9, Class A1C3, 0.684s, 2045			905,670	787,933

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR3, Class A2, 5.415s, 2036(F)			1,787,881	1,591,214
Ser. 05-9, Class 2A9, 5 1/4s, 2035			600,000	631,500

				27,741,857

Total mortgage-backed securities (cost $89,826,238)				$92,072,622

CORPORATE BONDS AND NOTES (24.2%)(a)
			Principal amount	Value

Basic materials (1.6%)

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015			$105,000	$111,005

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			165,000	215,040

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			160,000	179,600

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			15,000	18,782

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			390,000	401,520

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			280,000	289,047

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			90,000	92,758

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	161,062

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			305,000	359,238

International Paper Co. sr. unsec. notes 9 3/8s, 2019			128,000	173,397

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	175,123

International Paper Co. sr. unsec. notes 7.95s, 2018			155,000	199,089

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			230,000	270,250

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			311,000	311,360

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			160,000	167,245

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			120,000	122,634

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019			260,000	316,545

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)			400,000	457,690

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022			105,000	111,840

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019			105,000	112,261

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			155,000	213,237

Sealed Air Corp. sr. notes 7 7/8s, 2017			100,000	106,000

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			180,000	216,073

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	161,497

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			240,000	303,051

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			360,000	381,293

				5,626,637
Capital goods (0.3%)

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			285,000	300,675

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			253,000	330,026

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			250,000	250,794

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			50,000	53,713

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			30,000	31,020

				966,228
Communication services (1.9%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			100,000	124,151

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	206,582

American Tower Corp. sr. unsec. notes 7s, 2017(R)			130,000	154,978

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			205,000	257,846

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045			286,000	270,151

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028			310,000	321,443

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039			130,000	132,776

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			75,000	97,655

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			120,000	138,648

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	215,659

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			310,000	347,200

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)			555,000	647,650

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			128,000	138,194

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	150,264

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			125,000	154,237

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			518,000	601,033

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			80,000	100,235

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			350,000	388,634

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026			580,000	791,128

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)			235,000	249,005

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			185,000	200,314

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)			155,000	173,358

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			105,000	133,362

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041			525,000	560,188

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			68,000	95,168

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			105,000	143,373

Verizon Global Funding Corp. sr. unsec. unsub. notes 7 3/4s, 2030			110,000	157,522

				6,950,754
Consumer cyclicals (1.4%)

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042			240,000	222,722

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022			335,000	324,881

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			70,000	76,776

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			85,000	96,050

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			170,000	229,331

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	175,000

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			145,000	161,942

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			185,000	219,169

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			235,000	258,993

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			15,000	19,125

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			260,000	285,036

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016			640,000	681,151

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			175,000	206,029

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	164,213

Limited Brands, Inc. sr. notes 5 5/8s, 2022			220,000	235,400

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			30,000	31,066

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			50,000	51,994

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			180,000	188,030

News America, Inc. company guaranty sr. unsec. notes 6.9s, 2019			80,000	101,095

Owens Corning company guaranty sr. unsec. notes 9s, 2019			15,000	18,788

QVC, Inc. 144A sr. notes 7 1/8s, 2017			80,000	83,665

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			165,000	230,672

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	295,594

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			50,000	56,213

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			545,000	574,575

				4,987,510
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			63,000	105,197

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			61,000	84,190

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			44,000	60,759

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			385,000	372,642

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			154,000	244,194

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	251,078

Campbell Soup Co. debs. 8 7/8s, 2021			50,000	71,321

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			62,000	65,488

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019			255,000	253,838

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032			329,058	427,856

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			380,000	442,603

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			50,000	48,218

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			195,000	202,791

Diageo Investment Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			355,000	363,764

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			589,000	749,840

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			205,000	226,431

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			195,000	224,072

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			200,000	220,193

				4,414,475
Energy (1.6%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			110,000	116,325

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			455,000	592,353

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	216,234

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)			265,000	305,899

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			140,000	159,343

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)			115,000	114,920

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)			605,000	618,963

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			300,000	326,496

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	241,856

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			45,000	54,930

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			160,000	183,497

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			55,000	67,718

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			225,000	246,514

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			185,000	193,753

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			295,000	332,274

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			370,000	324,194

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			100,000	98,000

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			425,000	605,454

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	23,403

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			75,000	91,076

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021			140,000	148,005

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	192,560

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			365,000	522,723

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019			36,000	46,928

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			10,000	10,903

				5,834,321
Financials (9.6%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			1,190,000	1,290,400

Aflac, Inc. sr. unsec. notes 6.9s, 2039			215,000	278,295

Aflac, Inc. sr. unsec. notes 6.45s, 2040			185,000	229,252

American Express Co. 144A sr. unsec. notes 2.65s, 2022			379,000	367,930

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			249,000	323,700

Aon PLC 144A company guaranty sr. unsec. bonds 4 1/4s, 2042			545,000	521,519

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			550,000	670,461

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	293,535

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, perpetual maturity (France)			485,000	480,150

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			435,000	473,382

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			725,000	838,288

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			370,000	501,135

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			725,000	809,472

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			230,000	285,677

BNP Paribas SA 144A jr. unsec. sub. notes FRN 7.195s, perpetual maturity (France)			300,000	312,150

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, perpetual maturity (France)			593,000	566,315

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			585,000	651,155

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			5,000	6,668

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021			80,000	92,820

CNA Financial Corp. unsec. notes 6 1/2s, 2016			260,000	299,862

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	122,905

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)			120,000	126,161

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			370,000	470,208

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)			22,000	22,340

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021			445,000	484,936

GE Capital Trust IV 144A unsec. sub. bonds FRB 4 5/8s, 2066		EUR	90,000	120,588

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018			$415,000	488,282

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.51s, 2016			145,000	143,346

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037			720,000	870,497

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			225,000	269,753

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			195,000	244,515

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			11,000	12,386

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			220,000	254,650

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			572,000	500,500

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			800,000	877,000

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			165,000	164,764

HSBC Bank USA, N.A. unsec. sub. notes 7s, 2039			250,000	332,283

HSBC Finance Capital Trust IX FRN 5.911s, 2035			200,000	203,000

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			685,000	776,165

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			100,000	103,875

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			850,000	908,181

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			220,000	242,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			390,000	405,600

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.31s, 2047			964,000	742,280

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, 2049 (United Kingdom)			535,000	566,431

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			650,000	737,750

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			265,000	266,325

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			1,040,000	1,154,662

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)			540,000	599,027

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			435,000	670,179

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038			80,000	107,058

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			220,000	272,800

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			125,000	135,324

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			425,000	464,741

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016			100,000	112,198

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			205,000	224,988

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			35,000	37,639

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			40,000	57,668

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			815,000	870,583

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			30,000	30,278

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			90,000	99,247

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			445,000	482,825

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			300,000	308,250

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	105,561

Rabobank Nederland 144A jr. unsec. sub. notes FRN 11s, perpetual maturity (Netherlands)			865,000	1,159,100

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			120,000	120,505

Royal Bank of Scotland PLC (The) sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)			820,000	967,436

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	616,991

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			275,000	313,092

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			450,000	482,063

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)			650,000	700,098

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. notes 5s, 2018(R)			270,000	292,582

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, perpetual maturity (United Kingdom)			100,000	107,245

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)			330,000	325,060

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.308s, 2037			550,000	442,641

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			85,000	101,940

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019			135,000	161,450

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039			210,000	280,677

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			500,000	606,250

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			175,000	185,067

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			100,000	107,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	777,638

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			100,000	107,750

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038			930,000	1,237,260

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			405,000	451,732

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			300,000	318,000

				35,344,242
Health care (0.5%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			200,000	266,762

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042			295,000	329,400

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021			250,000	292,069

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			120,000	129,900

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			135,000	146,138

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			175,000	220,069

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	30,506

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			120,000	124,899

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042			80,000	80,139

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022			65,000	64,758

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017			15,000	15,049

Zoetis Inc. 144A sr. unsec. notes 3 1/4s, 2023			70,000	69,970

Zoetis Inc. 144A sr. unsec. notes 1 7/8s, 2018			70,000	70,081

				1,839,740
Supra-Nation (2.8%)

Asian Development Bank sr. unsec. unsub. notes Ser. MTN, 5 1/2s, 2016 (Supra-Nation)		AUD	2,150,000	2,387,952

Eurasian Development Bank 144A sr. unsec. notes 7 3/8s, 2014 (Kazakhstan)			$100,000	108,323

European Investment Bank sr. unsec. unsub. bonds 5 5/8s, 2032 (Luxembourg)		GBP	1,900,000	3,884,712

European Investment Bank sr. unsec. unsub. notes 4 1/8s, 2024 (Luxembourg)			$450,000	722,178

KfW govt. guaranty sr. unsec. unsub. bonds Ser. 8, 3 7/8s, 2013 (Germany)		EUR	1,055,000	1,454,583

Landwirtschaftliche Rentenbank govt. guaranty unsec. unsub. bonds 3 1/4s, 2014 (Germany)		EUR	1,055,000	1,479,795

				10,037,543
Technology (0.1%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			$145,000	158,413

Brocade Communications Systems, Inc. company guaranty sr. notes 6 5/8s, 2018			35,000	36,225

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			105,000	106,646

				301,284
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	339,127

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			10,000	11,979

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			72,327	78,837

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			137,695	147,678

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			60,000	61,792

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018			112,638	128,266

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			130,381	150,590

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			140,000	167,968

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018			45,000	45,903

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			181,674	213,467

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			36,878	39,920

				1,385,527
Utilities and power (2.8%)

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			65,000	67,767

Beaver Valley Funding Corp. sr. bonds 9s, 2017			100,000	101,454

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			541,124	593,883

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			405,000	529,007

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			65,000	66,723

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			165,000	169,615

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	354,263

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			105,000	147,570

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			95,000	113,525

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			465,000	604,701

Electricite de France SA (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,114,000	1,095,898

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			175,000	188,039

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			515,000	595,517

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			210,000	234,157

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			125,000	126,089

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s, 2016 (Finland)		EUR	255,000	383,398

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			$155,000	168,205

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	145,923

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			195,000	244,216

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042			435,000	424,520

Nevada Power Co. notes 6 1/2s, 2018			195,000	243,150

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			640,000	716,217

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			240,000	253,500

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			20,000	24,102

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019			530,000	718,339

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			340,000	362,424

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			170,000	201,121

Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018			145,000	196,002

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042			35,000	35,662

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067			830,000	902,625

				10,007,612

Total corporate bonds and notes (cost $79,851,020)				$87,695,873

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.6%)

Government National Mortgage Association Pass-Through Certificates
3s, TBA, March 1, 2043			$1,000,000	$1,041,094
3s, TBA, February 1, 2043			7,000,000	7,302,422
3s, TBA, February 1, 2043			8,000,000	8,348,750

				16,692,266
U.S. Government Agency Mortgage Obligations (13.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021			28,256	31,489
5 1/2s, June 1, 2035			32,555	35,449
5 1/2s, April 1, 2020			32,782	35,353
3s, TBA, February 1, 2043			3,000,000	3,084,844

Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035			151,045	174,360
6 1/2s, with due dates from September 1, 2036 to November 1, 2037			90,563	100,419
6s, July 1, 2037			4,212	4,606
6s, with due dates from May 1, 2021 to October 1, 2021			85,757	95,631
5 1/2s, with due dates from February 1, 2018 to March 1, 2021			94,280	101,390
5s, May 1, 2037			226,769	244,609
5s, with due dates from May 1, 2020 to March 1, 2021			11,460	12,414
4s, with due dates from May 1, 2019 to September 1, 2020			152,512	162,662
3s, TBA, March 1, 2043			15,000,000	15,447,657
3s, TBA, February 1, 2043			30,000,000	30,984,375

				50,515,258

Total U.S. government and agency mortgage obligations (cost $67,644,068)				$67,207,524

U.S. TREASURY OBLIGATIONS (0.3%)(a)
			Principal amount	Value

U.S. Treasury Notes
4s, August 15, 2015(i)			$616,000	$727,866
1 3/8s, February 28, 2019(i)			312,000	318,078
1/2s, November 15, 2013(i)			30,000	30,113

Total U.S. treasury obligations (cost $1,076,057)				$1,076,057

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Goldman Sachs International

(1.53)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.53		$42,673,000	$500,981

(1.5725)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.5725		42,673,000	473,244

JPMorgan Chase Bank N.A.

(1.555)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.555		42,673,000	479,218

Total purchased swap options outstanding (cost $1,246,735)				$1,453,443

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$141,171

IL State G.O. Bonds
4.421s, 1/1/15			45,000	47,547
4.071s, 1/1/14			135,000	138,541

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	127,034

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	133,344

Total municipal bonds and notes (cost $490,682)				$587,637

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

Aramark Corp. bank term loan FRN 3.526s, 2016			$7,147	$7,206

Aramark Corp. bank term loan FRN Ser. B2, 3.829s, 2016			15,770	15,913

Aramark Corp. bank term loan FRN Ser. C, 0.059s, 2016			1,037	1,047

Aramark Corp. bank term loan FRN Ser. C3, 0.059s, 2016			576	581

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018			13,071	12,127

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.47s, 2016			11,878	11,984

Freescale Semiconductor, Inc. bank term loan FRN 4.46s, 2016			13,844	13,856

SunGard Data Systems, Inc. bank term loan FRN 1.956s, 2014			686	688

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.865s, 2016			17,486	17,644

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.742s, 2017			25,177	16,526

Univision Communications, Inc. bank term loan FRN 4.462s, 2017			15,110	15,148

West Corp. bank term loan FRN Ser. B5, 5 1/2s, 2016			13,077	13,259

Total senior loans (cost $129,729)				$125,979

SHORT-TERM INVESTMENTS (10.7%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(AFF)			21,739,468	$21,739,468

SSgA Prime Money Market Fund 0.06%(P)			1,100,000	1,100,000

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, March 7, 2013			$2,600,000	2,599,533

Straight-A Funding, LLC 144A, Ser. 1 commercial paper with an effective yield of 0.188%, March 6, 2013			4,800,000	4,799,164

Straight-A Funding, LLC 144A, Ser. 1 commercial paper with an effective yield of 0.178%, February 5, 2013			3,500,000	3,499,930

U.S. Treasury Bills with an effective yield of 0.177%, October 17, 2013(SEG)(SEGSF)			294,000	293,779

U.S. Treasury Bills with effective yields ranging from 0.151% to 0.169%, July 25, 2013(SEG)(SEGSF)(SEGCCS)			4,627,000	4,624,654

Total short-term investments (cost $38,655,054)				$38,656,528

TOTAL INVESTMENTS

Total investments (cost $418,119,146)(b)				$433,918,638

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $272,306,758) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	2/20/13	$1,728,835	$1,740,322	$11,487
	Canadian Dollar	Buy	2/20/13	910,090	899,432	10,658
	Canadian Dollar	Sell	2/20/13	910,090	920,841	10,751
	Chilean Peso	Buy	2/20/13	1,091,585	1,091,758	(173)
	Euro	Buy	2/20/13	3,134,502	3,076,093	58,409
	Euro	Sell	2/20/13	3,134,502	3,049,780	(84,722)
	Japanese Yen	Sell	2/20/13	839,540	880,935	41,395
	Peruvian New Sol	Buy	2/20/13	814,359	823,288	(8,929)
	Swiss Franc	Sell	2/20/13	1,891,853	1,839,909	(51,944)
Barclays Bank PLC
	Australian Dollar	Buy	2/20/13	3,280,611	3,301,317	(20,706)
	Brazilian Real	Buy	2/20/13	1,118,454	1,095,294	23,160
	British Pound	Sell	2/20/13	3,203,431	3,295,504	92,073
	Canadian Dollar	Buy	2/20/13	857,374	864,846	(7,472)
	Chilean Peso	Buy	2/20/13	1,582,021	1,573,430	8,591
	Czech Koruna	Sell	2/20/13	560,038	549,352	(10,686)
	Euro	Sell	2/20/13	131,855	80,471	(51,384)
	Indonesian Rupiah	Buy	2/20/13	543,217	534,391	8,826
	Indonesian Rupiah	Sell	2/20/13	543,217	540,747	(2,470)
	Japanese Yen	Buy	2/20/13	2,382,493	2,521,964	(139,471)
	Malaysian Ringgit	Buy	2/20/13	1,422,297	1,455,341	(33,044)
	Mexican Peso	Buy	2/20/13	1,801,459	1,786,172	15,287
	New Taiwan Dollar	Buy	2/20/13	573	871	(298)
	New Zealand Dollar	Buy	2/20/13	548,589	547,307	1,282
	New Zealand Dollar	Sell	2/20/13	548,589	544,820	(3,769)
	Norwegian Krone	Sell	2/20/13	914,475	916,703	2,228
	Polish Zloty	Buy	2/20/13	88,786	87,026	1,760
	Russian Ruble	Buy	2/20/13	1,660,674	1,641,878	18,796
	Singapore Dollar	Sell	2/20/13	233,178	236,127	2,949
	South Korean Won	Buy	2/20/13	1,594,732	1,635,767	(41,035)
	Swedish Krona	Buy	2/20/13	227,986	207,565	20,421
	Swiss Franc	Sell	2/20/13	2,708,205	2,687,560	(20,645)
	Turkish Lira	Buy	2/20/13	806,864	793,744	13,120
Citibank, N.A.
	Australian Dollar	Buy	2/20/13	3,234,367	3,255,624	(21,257)
	Brazilian Real	Buy	2/20/13	835,219	811,092	24,127
	British Pound	Sell	2/20/13	2,738,617	2,814,400	75,783
	Czech Koruna	Sell	2/20/13	560,028	549,860	(10,168)
	Danish Krone	Buy	2/20/13	916,235	885,383	30,852
	Euro	Sell	2/20/13	18,754,460	18,232,570	(521,890)
	Japanese Yen	Buy	2/20/13	3,151,569	3,309,051	(157,482)
	New Taiwan Dollar	Buy	2/20/13	50,889	51,990	(1,101)
	South Korean Won	Buy	2/20/13	1,440,922	1,474,000	(33,078)
	Swedish Krona	Buy	2/20/13	936,612	908,106	28,506
	Swiss Franc	Sell	2/20/13	3,762,715	3,670,696	(92,019)
	Turkish Lira	Buy	2/20/13	333,466	327,416	6,050
Credit Suisse International
	Australian Dollar	Buy	2/20/13	2,791,925	2,798,198	(6,273)
	Brazilian Real	Buy	2/20/13	1,220,970	1,183,767	37,203
	British Pound	Sell	2/20/13	1,697,819	1,780,478	82,659
	Canadian Dollar	Sell	2/20/13	552,007	550,544	(1,463)
	Chilean Peso	Buy	2/20/13	1,091,585	1,090,431	1,154
	Chinese Yuan	Buy	2/20/13	543,449	541,947	1,502
	Czech Koruna	Sell	2/20/13	560,028	549,352	(10,676)
	Euro	Buy	2/20/13	2,885,458	2,905,462	(20,004)
	Indonesian Rupiah	Buy	2/20/13	543,217	535,633	7,584
	Indonesian Rupiah	Sell	2/20/13	543,217	541,026	(2,191)
	Japanese Yen	Sell	2/20/13	7,363,688	7,732,076	368,388
	Mexican Peso	Buy	2/20/13	829,720	823,069	6,651
	New Taiwan Dollar	Buy	2/20/13	171,474	175,052	(3,578)
	New Zealand Dollar	Buy	2/20/13	348,568	352,236	(3,668)
	Norwegian Krone	Buy	2/20/13	960,813	949,542	11,271
	Norwegian Krone	Sell	2/20/13	960,813	945,816	(14,997)
	Philippine Peso	Buy	2/20/13	307,676	308,075	(399)
	Polish Zloty	Buy	2/20/13	689,040	683,757	5,283
	Russian Ruble	Buy	2/20/13	1,808,930	1,791,037	17,893
	South African Rand	Buy	2/20/13	562,757	587,288	(24,531)
	South Korean Won	Buy	2/20/13	677,678	690,483	(12,805)
	Swedish Krona	Buy	2/20/13	1,846,070	1,798,635	47,435
	Swiss Franc	Sell	2/20/13	2,456,090	2,438,499	(17,591)
	Turkish Lira	Buy	2/20/13	957,971	946,766	11,205
Deutsche Bank AG
	Australian Dollar	Buy	2/20/13	868,115	873,733	(5,618)
	Brazilian Real	Buy	2/20/13	271,705	263,811	7,894
	British Pound	Sell	2/20/13	301,313	348,704	47,391
	Canadian Dollar	Buy	2/20/13	1,813,965	1,819,672	(5,707)
	Canadian Dollar	Sell	2/20/13	1,813,965	1,837,489	23,524
	Euro	Buy	2/20/13	3,005,227	2,964,147	41,080
	Euro	Sell	2/20/13	3,005,227	2,905,417	(99,810)
	Japanese Yen	Sell	2/20/13	600,907	583,392	(17,515)
	Mexican Peso	Buy	2/20/13	278,367	275,886	2,481
	Norwegian Krone	Buy	2/20/13	702,289	694,050	8,239
	Norwegian Krone	Sell	2/20/13	702,289	683,449	(18,840)
	Polish Zloty	Buy	2/20/13	1,100,094	1,084,116	15,978
	Singapore Dollar	Buy	2/20/13	1,484,149	1,503,195	(19,046)
	South Korean Won	Buy	2/20/13	1,447,186	1,479,644	(32,458)
	Swedish Krona	Buy	2/20/13	936,612	908,002	28,610
	Swiss Franc	Sell	2/20/13	1,877,346	1,839,761	(37,585)
	Turkish Lira	Buy	2/20/13	647,704	637,025	10,679
Goldman Sachs International
	British Pound	Sell	2/20/13	687,310	685,115	(2,195)
	Euro	Sell	2/20/13	19,049,673	18,584,957	(464,716)
	Japanese Yen	Sell	2/20/13	1,829,411	1,871,570	42,159
HSBC Bank USA, National Association
	Australian Dollar	Buy	2/20/13	1,670,926	1,678,819	(7,893)
	British Pound	Sell	2/20/13	4,303,065	4,418,443	115,378
	Canadian Dollar	Buy	2/20/13	1,243,619	1,256,061	(12,442)
	Canadian Dollar	Sell	2/20/13	1,243,619	1,243,733	114
	Euro	Sell	2/20/13	342,334	312,034	(30,300)
	Indian Rupee	Sell	2/20/13	401,267	391,330	(9,937)
	Japanese Yen	Buy	2/20/13	4,873,143	5,114,948	(241,805)
	Norwegian Krone	Sell	2/20/13	656,591	638,986	(17,605)
	Philippine Peso	Buy	2/20/13	279,644	278,932	712
	Russian Ruble	Buy	2/20/13	1,132,736	1,118,055	14,681
	South Korean Won	Buy	2/20/13	1,085,586	1,110,038	(24,452)
	Swiss Franc	Sell	2/20/13	1,877,346	1,838,197	(39,149)
	Turkish Lira	Buy	2/20/13	872,831	858,657	14,174
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	2/20/13	118,005	105,679	(12,326)
	Brazilian Real	Buy	2/20/13	1,118,504	1,095,085	23,419
	British Pound	Sell	2/20/13	2,797,927	2,857,586	59,659
	Canadian Dollar	Sell	2/20/13	921,816	907,165	(14,651)
	Chilean Peso	Buy	2/20/13	962,821	954,138	8,683
	Chinese Yuan	Buy	2/20/13	543,464	541,911	1,553
	Czech Koruna	Sell	2/20/13	507,463	493,041	(14,422)
	Euro	Buy	2/20/13	2,358,719	2,369,726	(11,007)
	Japanese Yen	Buy	2/20/13	2,904,625	3,072,716	(168,091)
	Malaysian Ringgit	Buy	2/20/13	941,703	962,537	(20,834)
	Mexican Peso	Buy	2/20/13	1,427,775	1,415,780	11,995
	New Taiwan Dollar	Buy	2/20/13	437,532	446,433	(8,901)
	New Zealand Dollar	Buy	2/20/13	548,589	547,438	1,151
	New Zealand Dollar	Sell	2/20/13	548,589	545,792	(2,797)
	Norwegian Krone	Buy	2/20/13	1,973,323	1,952,598	20,725
	Polish Zloty	Buy	2/20/13	1,127,645	1,114,928	12,717
	Russian Ruble	Buy	2/20/13	1,409,693	1,391,490	18,203
	South Korean Won	Buy	2/20/13	835,305	854,706	(19,401)
	Swedish Krona	Buy	2/20/13	985,102	964,508	20,594
	Swiss Franc	Sell	2/20/13	2,987,247	2,956,794	(30,453)
	Turkish Lira	Buy	2/20/13	753,943	741,658	12,285
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	2/20/13	401,406	403,815	2,409
	British Pound	Sell	2/20/13	7,609,736	7,828,680	218,944
	Euro	Sell	2/20/13	2,115,514	2,065,682	(49,832)
	Japanese Yen	Sell	2/20/13	2,501,171	2,624,676	123,505
State Street Bank and Trust Co.
	Australian Dollar	Buy	2/20/13	25,517	34,256	(8,739)
	Brazilian Real	Buy	2/20/13	1,075,843	1,037,495	38,348
	British Pound	Sell	2/20/13	1,530,828	1,589,366	58,538
	Canadian Dollar	Sell	2/20/13	912,194	890,930	(21,264)
	Chilean Peso	Buy	2/20/13	1,091,586	1,091,182	404
	Colombian Peso	Buy	2/20/13	829,534	833,611	(4,077)
	Czech Koruna	Sell	2/20/13	702,066	684,150	(17,916)
	Euro	Sell	2/20/13	6,240,624	6,054,136	(186,488)
	Indonesian Rupiah	Buy	2/20/13	543,217	535,471	7,746
	Indonesian Rupiah	Sell	2/20/13	543,217	541,103	(2,114)
	Israeli Shekel	Buy	2/20/13	215,298	212,662	2,636
	Japanese Yen	Buy	2/20/13	1,524,498	1,640,334	(115,836)
	Mexican Peso	Buy	2/20/13	819,041	812,085	6,956
	New Zealand Dollar	Buy	2/20/13	568,540	566,636	1,904
	New Zealand Dollar	Sell	2/20/13	568,540	562,906	(5,634)
	Norwegian Krone	Buy	2/20/13	1,052,207	1,035,912	16,295
	Norwegian Krone	Sell	2/20/13	1,052,207	1,039,789	(12,418)
	Polish Zloty	Buy	2/20/13	909,731	900,728	9,003
	South Korean Won	Buy	2/20/13	1,615,206	1,657,449	(42,243)
	Swedish Krona	Buy	2/20/13	954,301	934,103	20,198
	Swiss Franc	Sell	2/20/13	3,674,794	3,649,355	(25,439)
	Thai Baht	Buy	2/20/13	856,546	841,326	15,220
	Thai Baht	Sell	2/20/13	856,546	847,933	(8,613)
	Turkish Lira	Buy	2/20/13	1,327,058	1,308,309	18,749
UBS AG
	Australian Dollar	Buy	2/20/13	1,523,862	1,542,529	(18,667)
	British Pound	Sell	2/20/13	2,102,212	2,187,510	85,298
	Canadian Dollar	Sell	2/20/13	449,483	438,419	(11,064)
	Chilean Peso	Buy	2/20/13	1,091,585	1,091,123	462
	Czech Koruna	Sell	2/20/13	1,018,043	993,637	(24,406)
	Euro	Buy	2/20/13	1,443,612	1,541,712	(98,100)
	Indian Rupee	Buy	2/20/13	191,795	188,269	3,526
	Indian Rupee	Sell	2/20/13	191,795	186,534	(5,261)
	Japanese Yen	Sell	2/20/13	313,770	305,703	(8,067)
	Mexican Peso	Buy	2/20/13	1,669,234	1,655,919	13,315
	New Taiwan Dollar	Buy	2/20/13	462,088	472,287	(10,199)
	New Zealand Dollar	Buy	2/20/13	548,673	547,999	674
	New Zealand Dollar	Sell	2/20/13	548,673	546,033	(2,640)
	Norwegian Krone	Sell	2/20/13	1,846,585	1,810,363	(36,222)
	Philippine Peso	Buy	2/20/13	307,676	306,494	1,182
	Russian Ruble	Buy	2/20/13	1,132,736	1,116,155	16,581
	Singapore Dollar	Buy	2/20/13	1,016,661	1,028,874	(12,213)
	Swedish Krona	Buy	2/20/13	936,612	908,036	28,576
	Swiss Franc	Sell	2/20/13	2,343,331	2,301,055	(42,276)
	Thai Baht	Buy	2/20/13	394,181	390,537	3,644
	Turkish Lira	Buy	2/20/13	894,896	879,271	15,625
WestPac Banking Corp.
	Australian Dollar	Buy	2/20/13	2,631,529	2,649,266	(17,737)
	British Pound	Buy	2/20/13	1,511,798	1,528,621	(16,823)
	British Pound	Sell	2/20/13	1,511,798	1,516,582	4,784
	Canadian Dollar	Sell	2/20/13	3,857,132	3,919,526	62,394
	Euro	Buy	2/20/13	424,352	473,091	(48,739)
	Japanese Yen	Buy	2/20/13	729,780	765,930	(36,150)
	Mexican Peso	Buy	2/20/13	189,779	188,214	1,565

Total						$(1,263,754)

FUTURES CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	31	$3,527,385	Mar-13	$8,163
Australian Government Treasury Bond 10 yr (Long)	3	380,565	Mar-13	(4,936)
Canadian Government Bond 10 yr (Long)	39	5,228,284	Mar-13	(76,405)
Euro-Bobl 5 yr (Short)	5	853,242	Mar-13	7,317
Euro-Bund 10 yr (Short)	216	41,617,141	Mar-13	649,585
Japanese Government Bond 10 yr (Long)	11	17,357,975	Mar-13	(19,301)
Japanese Government Bond 10 yr Mini (Long)	34	5,367,051	Mar-13	(4,239)
U.K. Gilt 10 yr (Short)	29	5,352,322	Mar-13	113,525
U.S. Treasury Bond 30 yr (Short)	4	573,875	Mar-13	24,367
U.S. Treasury Bond Ultra 30 yr (Long)	44	6,887,375	Mar-13	(416,365)
U.S. Treasury Note 2 yr (Long)	136	29,977,375	Mar-13	1,867
U.S. Treasury Note 10 yr (Long)	124	16,278,875	Mar-13	(242,392)

Total				$41,186

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/13 (premiums $1,112,862) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/			Contract
Floating rate index/Maturity date	Expiration date/strike		amount	Value

Goldman Sachs International
1.47/6 month EUR-EURIBOR-Reuters/Jan-18	Jan-16/1.47	EUR	32,147,000	$509,386
1.51/6 month EUR-EURIBOR-Reuters/Jan-18	Jan-16/1.51	EUR	32,147,000	483,633
JPMorgan Chase Bank N.A.
1.474/6 month EUR-EURIBOR-Reuters/Jan-18	Jan-16/1.474	EUR	32,147,000	498,037

Total				$1,491,056

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)
Counterparty			Unrealized
Fixed Right or Obligation % to receive or (pay)/		Contract	appreciation/
Floating rate index/ Maturity date	Expiration date/ strike	amount	(depreciation)

Barclays Bank PLC
(2.00)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.00	$51,162,000	$458,923
1.50/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.50	51,162,000	(126,882)
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	7,420,000	3,042
Citibank, N.A.
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	11,733,000	6,219
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	7,420,000	3,710
Credit Suisse International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	23,675,000	(127,371)
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	14,806,000	7,255
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	14,806,000	6,959
(1.50)/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/1.50	14,160,000	1,841
2.00/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.00	14,160,000	(116,962)
Deutsche Bank AG
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	23,675,000	(124,294)
(1.75)/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/1.75	15,966,000	224,802
1.75/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/1.75	15,966,000	(152,156)
Goldman Sachs International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	23,675,000	(125,241)
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	7,420,000	2,671
JPMorgan Chase Bank N.A.
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	7,420,000	3,042

Total			$(54,442)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/13 (proceeds receivable $25,983,164) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, March 1, 2043	$2,000,000	3/12/13	$2,059,688
Federal National Mortgage Association, 3s, February 1, 2043	23,000,000	2/12/13	23,754,687

Total			$25,814,375

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$12,013,300	(E)	$426,117	3/20/23	3 month USD-LIBOR-BBA	1.75%	$33,161
		4,450,300	(E)	(150,954)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(5,385)
	CAD	2,532,000		—	1/22/23	2.38%	3 month CAD-BA-CDOR	9,428
	CAD	2,526,000		—	1/24/23	2.33%	3 month CAD-BA-CDOR	21,182
	CAD	3,565,000		—	1/24/23	2.315%	3 month CAD-BA-CDOR	34,767
	CAD	2,893,000		—	1/29/23	2.42%	3 month CAD-BA-CDOR	1,298
	Barclays Bank PLC
		$15,152,000	(E)	16,781	3/20/15	0.45%	3 month USD-LIBOR-BBA	17,690
		15,834,000	(E)	322,680	3/20/23	3 month USD-LIBOR-BBA	1.75%	(195,248)
		1,666,000	(E)	(83,800)	3/20/43	2.60%	3 month USD-LIBOR-BBA	62,308
		3,076,000	(E)	(11,750)	3/20/18	0.90%	3 month USD-LIBOR-BBA	14,334
		18,768,000	(E)	(5,275)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(6,402)
		22,186,000	(E)	(445,445)	3/20/23	1.75%	3 month USD-LIBOR-BBA	280,259
		2,534,000		—	2/4/23	3 month USD-LIBOR-BBA	2.0615%	562
	AUD	8,567,000		—	2/5/23	6 month AUD-BBR-BBSW	3.97%	(22,164)
	CHF	1,952,000		—	12/7/22	0.87%	6 month CHF-LIBOR-BBA	56,304
	EUR	13,055,000		—	10/16/22	1.747%	6 month EUR-EURIBOR-REUTERS	142,284
	EUR	4,190,000		—	11/5/17	6 month EUR-EURIBOR-REUTERS	0.958%	(44,189)
	EUR	28,193,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	13,015
	EUR	1,727,000		—	2/4/23	1.89%	6 month EUR-EURIBOR-REUTERS	3,960
	GBP	1,031,000		—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(200,411)
	GBP	1,221,000		—	7/25/42	6 month GBP-LIBOR-BBA	2.8425%	(130,098)
	GBP	2,168,000		—	7/25/22	1.885%	6 month GBP-LIBOR-BBA	42,550
	GBP	4,717,000		—	1/31/23	2.11%	6 month GBP-LIBOR-BBA	(1,258)
	JPY	2,253,713,000		—	2/4/23	0.7835%	6 month JPY-LIBOR-BBA	9,705
	SEK	3,177,000		—	12/6/22	2.09%	3 month SEK-STIBOR-SIDE	13,734
	Citibank, N.A.
		$592,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	8,933
		1,789,000	(E)	1,449	3/20/15	0.45%	3 month USD-LIBOR-BBA	1,556
		1,931,000	(E)	43,070	3/20/43	3 month USD-LIBOR-BBA	2.60%	(126,279)
		9,714,000	(E)	(256,232)	3/20/23	1.75%	3 month USD-LIBOR-BBA	61,512
		16,633,000	(E)	456,760	3/20/23	3 month USD-LIBOR-BBA	1.75%	(87,306)
	CZK	15,652,000		—	1/17/23	6 month CZK-PRIBOR-PRBO	1.41%	(5,021)
	PLN	2,534,000		—	1/17/23	3.84%	6 month PLN-WIBOR-WIBO	(8,772)
	SEK	12,828,000		—	8/2/22	3 month SEK-STIBOR-SIDE	2.285%	(1,305)
	SEK	5,441,000		—	12/20/22	2.045%	3 month SEK-STIBOR-SIDE	27,348
	Credit Suisse International
		$7,566,000		—	1/9/16	3 month USD-LIBOR-BBA	0.515%	(9,080)
		3,806,000		—	1/11/16	3 month USD-LIBOR-BBA	0.50%	(6,357)
		4,600,000		—	1/11/18	0.88%	3 month USD-LIBOR-BBA	26,768
		1,203,000		—	1/11/23	3 month USD-LIBOR-BBA	1.88%	(17,676)
		6,270,000		—	1/7/16	3 month USD-LIBOR-BBA	0.54%	(2,457)
		2,392,000		—	1/9/23	3 month USD-LIBOR-BBA	1.93%	(23,502)
		9,199,000		—	1/9/18	0.9125%	3 month USD-LIBOR-BBA	37,782
		146,982,000	(E)	166,231	3/20/15	0.45%	3 month USD-LIBOR-BBA	175,049
		29,702,000	(E)	(666,422)	3/20/23	1.75%	3 month USD-LIBOR-BBA	305,131
		1,965,000		—	1/7/23	3 month USD-LIBOR-BBA	1.94%	(17,269)
		7,562,000		—	1/7/18	0.93%	3 month USD-LIBOR-BBA	24,061
		24,650,000	(E)	339,472	3/20/23	3 month USD-LIBOR-BBA	1.75%	(466,829)
		13,485,000	(E)	(12,441)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(13,250)
		363,000	(E)	19,653	3/20/43	3 month USD-LIBOR-BBA	2.60%	(12,182)
		20,009,000	(E)	(23,220)	3/20/18	0.90%	3 month USD-LIBOR-BBA	146,456
		1,085,000	(E)	(46,436)	3/20/43	2.60%	3 month USD-LIBOR-BBA	48,719
	AUD	1,021,000		—	12/5/22	6 month AUD-BBR-BBSW	3.82%	(13,761)
	CAD	1,933,000		—	1/15/23	3 month CAD-BA-CDOR	2.3175%	(17,486)
	CAD	2,004,000		—	12/5/22	3 month CAD-BA-CDOR	2.11125%	(51,361)
	CAD	1,976,000		—	12/4/22	3 month CAD-BA-CDOR	2.15%	(43,564)
	CAD	718,000		—	12/12/22	2.1675%	3 month CAD-BA-CDOR	14,968
	CAD	2,076,000		—	12/14/22	2.24125%	3 month CAD-BA-CDOR	29,454
	CAD	1,342,000		—	12/19/22	2.29125%	3 month CAD-BA-CDOR	13,269
	CHF	1,648,000		—	1/24/23	6 month CHF-LIBOR-BBA	1.0525%	(20,494)
	CHF	9,879,000		—	12/6/22	0.87%	6 month CHF-LIBOR-BBA	285,030
	EUR	14,820,000		—	6/28/17	6 month EUR-EURIBOR-REUTERS	1.29%	319,754
	EUR	5,650,000		—	6/28/22	6 month EUR-EURIBOR-REUTERS	1.94%	151,283
	EUR	4,128,000		—	2/4/23	1.89%	6 month EUR-EURIBOR-REUTERS	9,466
	GBP	692,000		—	2/4/23	2.11%	6 month GBP-LIBOR-BBA	296
	MXN	16,310,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	128,316
	SEK	10,680,000		—	1/11/23	3 month SEK-STIBOR-SIDE	2.115%	(44,537)
	SEK	7,249,000		—	1/17/23	3 month SEK-STIBOR-SIDE	2.175%	(24,330)
	SEK	12,880,000		—	12/5/22	3 month SEK-STIBOR-SIDE	2.1025%	(53,264)
	SEK	9,999,000		—	12/6/22	2.095%	3 month SEK-STIBOR-SIDE	42,506
	SEK	6,380,000		—	12/10/22	3 month SEK-STIBOR-SIDE	2.0175%	(34,420)
	Deutsche Bank AG
		$5,703,000	(E)	(9,451)	3/20/18	0.90%	3 month USD-LIBOR-BBA	38,911
		3,517,000	(E)	809	3/20/15	3 month USD-LIBOR-BBA	0.45%	598
		879,000	(E)	(71,199)	3/20/43	2.60%	3 month USD-LIBOR-BBA	5,889
		9,696,000	(E)	298,511	3/20/23	3 month USD-LIBOR-BBA	1.75%	(18,644)
		2,228,000	(E)	(66,840)	3/20/23	1.75%	3 month USD-LIBOR-BBA	6,038
	MXN	16,310,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	131,441
	Goldman Sachs International
		$27,318,000	(E)	403,283	3/20/23	3 month USD-LIBOR-BBA	1.75%	(490,289)
		15,107,000	(E)	(317,155)	3/20/23	1.75%	3 month USD-LIBOR-BBA	176,995
		12,341,000	(E)	(5,816)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(6,558)
		4,663,000	(E)	231,350	3/20/43	3 month USD-LIBOR-BBA	2.60%	(177,596)
		3,049,000		—	2/4/23	3 month USD-LIBOR-BBA	2.06625%	2,021
	AUD	10,708,000		—	2/5/23	6 month AUD-BBR-BBSW	3.97%	(27,702)
	CAD	2,585,000		—	1/22/23	2.38%	3 month CAD-BA-CDOR	9,625
	CAD	2,686,000		—	11/8/22	3 month CAD-BA-CDOR	2.1675%	(50,941)
	CAD	3,440,000		—	1/29/23	2.415%	3 month CAD-BA-CDOR	1,907
	CHF	1,421,000		—	1/18/23	6 month CHF-LIBOR-BBA	1.025%	(21,213)
	CHF	903,000		—	12/6/22	6 month CHF-LIBOR-BBA	0.87%	(26,053)
	CHF	1,163,000		—	12/28/22	6 month CHF-LIBOR-BBA	0.9325%	(27,220)
	EUR	3,856,000		—	10/18/22	1.818%	6 month EUR-EURIBOR-REUTERS	7,521
	EUR	107,271,000	(E)	—	8/6/17	1 year EUR-EONIA-OIS-COMPOUND	1.102%	(406,370)
	EUR	26,303,000		—	8/30/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	(111,594)
	EUR	26,303,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	51,064
	EUR	26,303,000		—	8/31/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	(111,598)
	EUR	26,303,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	56,521
	EUR	26,303,000		—	9/3/14	1 month EUR-EONIA-OIS-COMPOUND	0.086%	(130,761)
	EUR	26,303,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	81,419
	EUR	13,184,000		—	2/4/23	1.89%	6 month EUR-EURIBOR-REUTERS	30,232
	GBP	1,031,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	70,350
	GBP	558,000		—	1/31/23	6 month GBP-LIBOR-BBA	2.11%	149
	JPY	1,370,000,000		—	9/15/14	0.361%	6 month JPY-LIBOR-BBA	(35,903)
	JPY	411,000,000		—	9/15/41	6 month JPY-LIBOR-BBA	1.768%	(176,372)
	JPY	584,202,000		—	2/1/23	0.805%	6 month JPY-LIBOR-BBA	(12,266)
	JPY	358,170,000		—	2/4/23	0.7835%	6 month JPY-LIBOR-BBA	1,542
	SEK	8,434,000		—	1/24/23	3 month SEK-STIBOR-SIDE	2.255%	(19,090)
	SEK	5,421,000		—	12/17/22	1.9875%	3 month SEK-STIBOR-SIDE	31,741
	SEK	6,409,000		—	1/3/23	3 month SEK-STIBOR-SIDE	2.02%	(35,139)
	SEK	35,494,000		—	12/6/22	3 month SEK-STIBOR-SIDE	2.09%	(153,440)
	JPMorgan Chase Bank N.A.
		$5,898,000	(E)	—	11/9/17	1.0325%	3 month USD-LIBOR-BBA	46,122
		8,817,000	(E)	(121,215)	3/20/23	1.75%	3 month USD-LIBOR-BBA	167,189
		2,554,000	(E)	1,839	3/20/15	0.45%	3 month USD-LIBOR-BBA	1,992
		4,683,000	(E)	147,901	3/20/23	3 month USD-LIBOR-BBA	1.75%	(5,280)
	CAD	3,500,000		—	9/21/14	1.21561%	3 month CAD-BA-CDOR	10,306
	CAD	1,100,000		—	9/21/41	3 month CAD-BA-CDOR	2.78311%	(9,503)
	CAD	1,060,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(14,087)
	CAD	4,916,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	26,030
	CAD	3,404,000		—	1/28/23	2.42875%	3 month CAD-BA-CDOR	(1,310)
	CAD	6,435,000	(E)	—	11/7/17	3 month CAD-BA-CDOR	1.81%	(42,840)
	CAD	1,485,000		—	1/7/23	2.394%	3 month CAD-BA-CDOR	2,387
	CAD	5,599,000		—	12/4/22	3 month CAD-BA-CDOR	2.15%	(123,439)
	CZK	15,652,000		—	1/16/23	6 month CZK-PRIBOR-PRBO	1.44%	(2,597)
	CZK	15,652,000		—	1/21/23	6 month CZK-PRIBOR-PRBO	1.44%	(2,822)
	EUR	2,442,000		—	1/14/23	1.758%	6 month EUR-EURIBOR-REUTERS	41,323
	EUR	1,300,000		—	7/30/22	6 month EUR-EURIBOR-REUTERS	1.803%	8,461
	GBP	1,562,000		—	1/10/23	6 month GBP-LIBOR-BBA	2.1075%	3,778
	GBP	1,187,000		—	1/15/23	6 month GBP-LIBOR-BBA	2.0125%	(15,128)
	GBP	1,562,000		—	12/6/22	1.856%	6 month GBP-LIBOR-BBA	48,164
	JPY	901,000,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	117,899
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	115,230
	JPY	450,512,000		—	12/17/22	0.71875%	6 month JPY-LIBOR-BBA	22,847
	MXN	5,961,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(44,822)
	MXN	7,709,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(57,929)
	MXN	2,330,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	19,531
	MXN	28,320,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(146,247)
	MXN	7,040,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	50,604
	PLN	2,534,000		—	1/16/23	3.855%	6 month PLN-WIBOR-WIBO	(10,483)
	PLN	2,534,000		—	1/21/23	3.81%	6 month PLN-WIBOR-WIBO	(6,669)
	Royal Bank of Scotland PLC (The)
		$1,412,000	(E)	(9,928)	3/20/23	1.75%	3 month USD-LIBOR-BBA	36,259

	Total							$(191,278)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Upfront		Payments	Payments
			premium	Termination	made by	received by	Unrealized
	Notional amount		paid	date	fund per annum	fund per annum	appreciation

	$1,043,700	(E)	$(9,453)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$24,686

	Total						$24,686
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$879,058	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$11,731
Barclays Bank PLC
	184,787	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(26)
	278,566	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,728
	1,267,944	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,921
	9,507,077	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	126,873
	1,988,196	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,533
	998,474	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,325
	453,909	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,057
	3,149,765	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	28,096
	12,224,698	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,050
	10,287	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(12)
	56,130	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(177)
	2,040,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(29,641)
	187,936	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	32
	988,471	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,191
	900,518	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(223)
	112,926	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(16)
	1,796,288	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(446)
	4,347,914	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,493
	873,011	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	146
	161,922	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(23)
	524,964	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(75)
	380,774	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(55)
Citibank, N.A.
	321,903	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	54
Credit Suisse International
	1,425,089	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	2,315
	175,061	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,336
	878,432	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,723
Goldman Sachs International
	547,581	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	870
	1,231,681	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,437
	1,170,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	5,545
	877,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,243
	95,294	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(107)
	176,937	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,361
	345,746	324	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,519
	346,633	704	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,323
	691,560	(324)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,930
	691,560	973	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,226
	5,311,859	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	70,887
	316,361	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,222
	3,842,442	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	34,275
	6,894,288	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	92,005
	7,153,734	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	63,811
	1,572,819	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,030
	527,059	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,042
	1,261,692	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,837
	1,471,140	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,632
	7,761	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(9)
	387,310	635	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,513
	2,996,402	3,277	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	27,623
	100,348	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(316)
	120,381	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(379)
	3,429	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4)
	2,273,704	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,150)
	2,292,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	481
	2,292,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,851
	676,487	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,028
	1,296,704	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	17,305
	1,928,800	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,740
	2,292,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	4,492
	2,292,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(8,765)
	1,952,949	(22,275)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,565
	1,951,933	19,519	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,869)
	1,028,379	(12,694)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,290)
GBP	1,430,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	16,670
GBP	1,430,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	12,122
GBP	2,860,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(166,288)
GBP	1,430,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(83,439)
GBP	1,430,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	11,501
JPMorgan Chase Bank N.A.
	$2,441,761	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	21,781
GBP	1,296,000	—	9/12/14	2.825%	GBP Non-revised UK Retail Price Index	(28,088)

Total						$475,073

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Upfront		Termi-	Fixed payments
	Swap counterparty /		premium	Notional	nation	paid by fund	Unrealized
	Referenced debt*	Rating***	paid**	amount	date	per annum	depreciation

	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	—	$(21,713)	$271,000	9/20/17	(100 bp)	$(11,519)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(44,216)	271,000	9/20/17	(100 bp)	(14,396)
	Credit Suisse International
	Spain Gov't, 5.50%, 7/30/2017	—	(31,949)	271,000	9/20/17	(100 bp)	(14,331)

	Total						$(40,246)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $362,968,301.
(b)	The aggregate identified cost on a tax basis is $419,131,674, resulting in gross unrealized appreciation and depreciation of $19,955,510 and $5,168,546, respectively, or net unrealized appreciation of $14,786,964.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$30,001,394	$36,412,036	$44,673,962	$7,089	$21,739,468
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $179,129,161 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.3%
	Germany	11.6
	United Kingdom	6.9
	Japan	3.9
	Spain	2.9
	France	2.8
	Netherlands	2.2
	Italy	2.2
	Belgium	1.6
	Luxembourg	1.2
	Canada	1.1
	Argentina	0.9
	Russia	0.7
	Ireland	0.6
	Supra-Nation	0.6
	Greece	0.5
	Other	3.0

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk.
	In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
	For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,645,186 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,081,783 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,318,796.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$87,695,873	$—
Foreign government and agency bonds and notes	—	145,042,975	—
Mortgage-backed securities	—	92,072,622	—
Municipal bonds and notes	—	587,637	—
Purchased swap options outstanding	—	1,453,443	—
Senior loans	—	125,979	—
U.S. government and agency mortgage obligations	—	67,207,524	—
U.S. treasury obligations	—	1,076,057	—
Short-term investments	22,839,468	15,817,060	—

Totals by level	$22,839,468	$411,079,170	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,263,754)	$—
Futures contracts	41,186	—	—
Written swap options outstanding	—	(1,491,056)	—
Forward premium swap option contracts	—	(54,442)	—
TBA sale commitments	—	(25,814,375)	—
Interest rate swap contracts	—	(729,466)	—
Total return swap contracts	—	484,934	—
Credit default contracts	—	57,632	—

Totals by level	$41,186	$(28,810,527)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$57,632	$—
Foreign exchange contracts	2,447,298	3,711,052
Interest rate contracts	9,934,318	10,229,719

Total	$12,439,248	$13,940,771

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$252,200,000
Written swap option contracts (contract amount)	$205,500,000
Futures contracts (number of contracts)	800
Forward currency contracts (contract amount)	$466,500,000
OTC Interest rate swap contracts (notional)	$1,224,700,000
Centrally Cleared Interest rate swap contracts (notional)	$780,000
OTC Total return swap contracts (notional)	$118,700,000
OTC Credit default swap contracts (notional)	$810,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013